Net Loss Per Share - Summary of Diluted Net Loss Per Share not Include Following Instruments as their Inclusion would be Antidilutive (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share	13,173,674	13,911,531	17,015,617
Employee Stock Option
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share	12,300,341	13,881,531	16,960,117
Non-vested restricted share units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share	873,333	30,000	55,500